Note 12 - Long-term Debt (Details) - Principal Repayments on Long-term Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Principal Repayments on Long-term Debt [Abstract]
2015	$ 36,396
2016	3,716
2017	300,661
2018	566
2019 and thereafter	$ 152,009